Exhibit 99.23

Client Name:
Client Project Name:	DRMT 2026-CES2
Start - End Dates:	10/06/2025 - 5/5/2026
Deal Loan Count:	16

Rating Agency ATR QM Data Fields

Loans in Report:	16

Loan Number	Pretium Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	6405917	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	10285	XXXXXX	9.2216	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6525353	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	14660	XXXXXX	8.5901	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6520955	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	7100	XXXXXX	11.398	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6520956	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	4285	XXXXXX	10.321	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6485026	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	3290.18	XXXXXX	9.6839	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
XXXXXX	6485024	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	3736.5	XXXXXX	8.0668	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6485025	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	8499	XXXXXX	9.4694	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6520978	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
XXXXXX	6520977	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	2499	XXXXXX	8.1386	Retired	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
XXXXXX	6520967	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	11174.25	XXXXXX	8.5626	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6525361	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	3921.75	XXXXXX	9.3272	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0
XXXXXX	6525360	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	3549	XXXXXX	8.4188	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6520968	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	5553.41	XXXXXX	9.096	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
XXXXXX	6520959	QM: Safe Harbor (APOR)	No	XXXXXX	XXXXXX	No	Yes	3145	XXXXXX	8.5507	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
XXXXXX	6501294	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	12945	XXXXXX	7.1522	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	1500
XXXXXX	6522051	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	8995	XXXXXX	8.0576	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	2500

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.